Stock-Based Compensation - Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Jul. 21, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price (USD per share)		$ 10
SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	50.00%
Stock price (USD per share)	$ 8.30
Strike Price (USD per share)	$ 8.30
Expected life of the warrants to convert (years)	6 years 3 months
Risk-free rate	1.20%
Dividend yield	0.00%